Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets			¥ 34,950	¥ 20,370
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 6,607	¥ 3,491	17,405	6,625
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 2,105	¥ 991	¥ 17,545	¥ 13,745